Fair Value Measurements (Schedule of Assets Measured at Fair Value on Nonrecurring Basis) (Details) - Nonrecurring [Member]	Mar. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 2,058,200
Customer list [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	792,900
Vendor relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	479,000
Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	834,220
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Customer list [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Vendor relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis
Level 2 [Member] | Customer list [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis
Level 2 [Member] | Vendor relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis
Level 2 [Member] | Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	58,200
Level 3 [Member] | Customer list [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	792,900
Level 3 [Member] | Vendor relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	479,000
Level 3 [Member] | Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 834,220